DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		12 Months Ended
	Mar. 18, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Nominal consideration received		$ 1
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration	$ 1,000